Loan Receivable - Summary of Information for Loan Receivable (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loan receivable [line items]
Add: Accrued interest	$ 49	$ 49
Loan receivable	314	314
Evergreen Medicinal Supply Inc. [member]
Disclosure of loan receivable [line items]
Loan receivable excluding accrued interest	$ 265	$ 265